ACCOUNTS RECEIVABLE TRADE, NET - Accounts receivable unbilled (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Accounts receivable unbilled	$ 11,473,590	$ 0
solar power project assets
Accounts receivable unbilled	$ 11,473,590	$ 0